Share Option and Warrant Reserves (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($) shares
Share Option And Warrant Reserves
Number of share options outstanding beginning of period | shares	4,810,000	4,753,000
Number of share options granted | shares	1,775,000	530,000
Number of share options exercised | shares	(220,000)	(453,000)
Number of share options expired | shares	(103,750)	(20,000)
Number of share options forfeited | shares	(56,250)
Number of share options outstanding end of period | shares	6,205,000	4,810,000
Weighted average exercise price outstanding beginning of period | $	$ 1.97	$ 1.77
Weighted average exercise price granted | $	1.42	3.19
Weighted average exercise price exercised | $	0.91	1.18
Weighted average exercise price expired | $	2.35	2.63
Weighted average exercise price forfeited | $	1.6
Weighted average exercise price outstanding end of period | $	$ 1.85	$ 1.97